Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,187,436	$ 2,135,128
Present value adjustment	(420,151)	(401,099)
Total Lease liability	1,767,285	1,734,029
Breakdown:
Current liabilities	354,887	335,681
Non-current liabilities	1,412,398	1,398,348
Total Lease liability	$ 1,767,285	$ 1,734,029	$ 1,841,227	$ 1,721,833